Disclosure of financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial instruments and management of financial risks
Schedule of maturity profile of the financial liabilities based on contractual undiscounted payments

The table below summarizes the maturity profile of the Group`s financial liabilities based on contractual undiscounted payments:

	less than
	3 months	3 to 12 months	1 to 5years	> 5 years	Total
2020	EUR k	EUR k	EUR k	EUR k	EUR k
Contractual commitments	—	(97,151)	—	—	(97,151)
Lease liabilities (Note 4.2)	(728)	(2,233)	(15,805)	(11,322)	(30,087)
Other liabilities (Note 11)	(52,637)	—	(8,423)	(138)	(61,199)
Trade and other payables (Note 10)	(21,004)	(682)	—	—	(21,685)
EIB loan (Note 12)	—	—	—	(25,875)	(25,875)
Total	(74,368)	(100,066)	(24,228)	(37,335)	(235,997)

	less than
	3 months	3 to 12 months	1 to 5 years	> 5 years	Total
2019	EURk	EURk	EURk	EURk	EURk
Convertible loans (Note 12)	—	—	(83,940)	—	(83,940)
Lease liabilities (Note 4.2)	(732)	(1,985)	(9,192)	(5,086)	(16,995)
Other liabilities (Note 11)	—	(12,015)	(362)	(167)	(12,544)
Trade and other payables (Note 10)	(5,938)	(537)	—	—	(6,475)
Total	(6,670)	(14,537)	(93,494)	(5,253)	(119,954)

Schedule of exposure in (foreign) currency

2020 (in thousands)
Cash and cash equivalents	84,798 EUR	104,055 USD
Trade and other receivables	76 EUR	93 USD
Total monetary assets in foreign currency	84,874 EUR	104,148 USD
Trade and other payables	3,761 EUR	4,615 USD
	5 EUR	58 GBP
	3 EUR	3 CHF
Total monetary liabilities in foreign currency	3,828 EUR

2019 (in thousands)
Cash and cash equivalents	22,608 EUR	25,398 USD
Trade and other receivables	9,458 EUR	10,585 USD
Other receivables	105 EUR	93 GBP
	84 EUR	92 CHF
	81 EUR	91 USD
Monetary assets in foreign currency	32,336 EUR
Trade and other payables	505 EUR	567 USD
	219 EUR	186 GBP
	10 EUR	11 CHF
Monetary liabilities in foreign currency	734 EUR

Net exposure in USD

2019 (1 EUR= 1.1234 USD)	2020 (1 EUR = 1.2271 USD)
EUR 30,656k from USD 34,400k	EUR 77,669k from USD 95,311k